Employee Benefit Obligations - Summary of Post Employment Obligations Associated with Defined Benefits Plan (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Plans [Abstract]
Post-employment obligations	$ 14,875,948	$ 15,820,557	$ 15,271,416
Total	14,875,948	15,820,557	15,271,416
Non-current provisions for employee benefits	$ 14,875,948	$ 15,820,557	$ 15,271,416